Note 9 - Property, Plant and Equipment, Net (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Depreciation	$ 11,800	$ 9,900	$ 8,600
Asset, Held-for-Sale, Not Part of Disposal Group	$ 0	$ 2,100